Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, Net		$ 1,502	$ 934
Finite lived intangible assets amortization expense, 2019		731
Finite lived intangible assets amortization expense, 2020	$ 9,964	431
Finite lived intangible assets amortization expense, 2021	9,306	340
Finite lived intangible assets amortization expense, thereafter		0
Finite lived intangible assets amortization expense, 2019	5,080
Finite lived intangible assets amortization expense, 2022	9,229
Finite lived intangible assets amortization expense, 2023	9,205
Finite lived intangible assets amortization expense, thereafter	97,766
Intangible Assets Not Yet Available For Use [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, Net	6,454	3,027
Additional Functionalities For Patient Portal [Member]
Finite-Lived Intangible Assets [Line Items]
Net carrying value of intangible assets under construction		43	$ 381
Alef License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, Net	$ 4,086	$ 2,984